RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2021
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
8.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company's Board of Directors and corporate officers. The remuneration of directors and key management personnel is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2021 $	2020 $	2021 $	2020 $
Consulting fees	-	-	-	67,840
Management fees	1,492,536	223,542	1,745,195	277,542
Salaries and wages	19,688	-	59,063	-
Software development	-	-	-	28,272
Share-based compensation	-	-	231,016	96,000
	1,512,224	223,542	2,035,274	469,654

Included in accounts payable as at September 30, 2021 is $53,186 (December 31, 2020 - $85,669) owing to directors and officers. These amounts are non-interest bearing, unsecured and due on demand.